Loans Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2023
Loans Allowance for Loan Losses and Credit Quality
Schedule of composition of net loans
December 31,	2023		2022

Commercial & industrial	$121,705,707	14.40%	$112,951,873	15.09%
Purchased (1)	10,568,922	1.25%	7,530,458	1.00%
Commercial real estate	414,880,621	49.07%	356,892,986	47.68%
Municipal	54,466,988	6.44%	34,633,055	4.63%
Residential real estate - 1st lien	208,824,888	24.70%	198,743,375	26.55%
Residential real estate - Jr lien	31,668,811	3.75%	33,756,872	4.51%
Consumer	3,313,917	0.39%	4,039,989	0.54%
Total loans	845,429,854	100.00%	748,548,608	100.00%

ACL	(9,842,725)		(8,709,225)
Deferred net loan costs	573,169		493,275
Net loans	$836,160,298		$740,332,658

Schedule of age analysis of loans by portfolio segment
		90 Days	Total
December 31, 2023	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$253,974	$3,068,578	$3,322,552	$118,383,155	$121,705,707
Purchased	0	0	0	10,568,922	10,568,922
Commercial real estate	178,083	944,669	1,122,752	413,757,869	414,880,621
Municipal	0	0	0	54,466,988	54,466,988
Residential real estate - 1st lien	1,856,944	646,980	2,503,924	206,320,964	208,824,888
Residential real estate - Jr lien	245,856	25,007	270,863	31,397,948	31,668,811
Consumer	14,728	0	14,728	3,299,189	3,313,917
Totals	$2,549,585	$4,685,234	$7,234,819	$838,195,035	$845,429,854
		90 Days	Total
December 31, 2022	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$2,377,668	$879,802	$3,257,470	$109,694,403	$112,951,873
Purchased	0	0	0	7,530,458	7,530,458
Commercial real estate	1,395,444	353,842	1,749,286	355,143,700	356,892,986
Municipal	0	0	0	34,633,055	34,633,055
Residential real estate - 1st lien	1,517,653	641,141	2,158,794	196,584,581	198,743,375
Residential real estate - Jr lien	321,579	25,007	346,586	33,410,286	33,756,872
Consumer	18,745	0	18,745	4,021,244	4,039,989
Totals	$5,631,089	$1,899,792	$7,530,881	$741,017,727	$748,548,608

TDRs payment default
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate -1st lien	2	$562,592	$562,592

Impaired loans by segment
	As of December 31, 2022
		Unpaid
	Recorded	Principal	Related
	Investment (1)	Balance	Allowance

Related allowance recorded
Commercial & industrial	$452,963	$462,745	$2,322
Residential real estate – 1st lien	1,041,730	1,073,350	106,280
Total with related allowance	1,494,693	1,536,095	108,602

No related allowance recorded
Commercial & industrial	2,989,161	3,078,769
Commercial real estate	3,176,962	3,671,196
Residential real estate - 1st lien	2,785,669	3,805,682
Residential real estate - Jr lien	77,419	126,250
Total with no related allowance	9,029,211	10,681,897

Total impaired loans	$10,523,904	$12,217,992	$108,602
	For the Year Ended December 31, 2022
	Average	Interest
	Recorded	Income
	Investment	Recognized

Related allowance recorded
Commercial & industrial	$281,412	$0
Commercial real estate	49,942	0
Residential real estate - 1st lien	983,944	64,479
Residential real estate - Jr lien	506	0
Total with related allowance	1,315,804	64,479

No related allowance recorded
Commercial & industrial	1,180,935	204
Commercial real estate	3,680,783	115,651
Residential real estate - 1st lien	2,808,989	177,892
Residential real estate - Jr lien	82,261	314
Total with no related allowance	7,752,968	294,061

Total impaired loans	$9,068,772	$358,540

Changes in the allowance for loan losses
Year Ended December 31,	2023	2022

Credit loss expense - loans	$1,230,879	$978,000
Credit loss expense - OBS credit exposures	249,670	0
Credit loss expense	$1,480,549	$978,000
					Residential	Residential
	Commercial		Commercial		Real Estate	Real Estate
	& Industrial	Purchased	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ACL beginning balance	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225
Impact of adopting CECL	(164,115)	(29,196)	(22,467)	24,243	273,167	297,746	(33,813)	(102,189)	243,376
Charge-offs	(386,578)	0	0	0	(1,625)	0	(131,332)	0	(519,535)
Recoveries	10,237	0	22,058	0	72,588	29,240	44,657	0	178,780
Credit loss expense (reversal)	524,822	13,171	460,678	49,585	244,960	(137,929)	75,592	0	1,230,879
ACL ending balance	$1,100,688	$37,065	$5,522,082	$136,167	$2,590,926	$431,007	$24,790	$0	$9,842,725
					Residential	Residential
	Commercial		Commercial		Real Estate	Real Estate
	& Industrial	Purchased	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256
Charge-offs	(76,875)	0	(667,474)	0	0	0	(63,625)	0	(807,974)
Recoveries	14,112	0	667,474	0	111,763	5,089	30,505	0	828,943
Provision (credit)	308,693	(15,565)	910,053	(14,389)	124,181	54,847	47,108	(436,928)	978,000
ALL ending balance	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

ALL evaluated for impairment
Individually	$2,322	$0	$0	$0	$106,280	$0	$0	$0	$108,602
Collectively	1,114,000	53,090	5,061,813	62,339	1,895,556	241,950	69,686	102,189	8,600,623
Total	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

Loans evaluated for impairment
Individually	$3,442,124	$0	$3,176,835	$0	$3,816,012	$77,416	$0		$10,512,387
Collectively	109,509,749	7,530,458	353,716,151	34,633,055	194,927,363	33,679,456	4,039,989		738,036,221
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989		$748,548,608

Risk ratings portfolio
As of or for the year ended,							Revolving	Revolving
December 31, 2023							Loans	Loans
	Term Loans Amortized Cost Basis by Origination Year						Amortized	Converted
(In thousands)	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total

Commercial & Industrial:
Pass	$15,876	$18,645	$12,964	$2,776	$3,744	$3,957	$46,645	$0	$104,607
Special mention	310	887	750	0	10	560	9,285	0	11,802
Substandard/Doubtful	0	419	167	453	258	1,548	2,451	0	5,296
Total commercial	$16,186	$19,951	$13,881	$3,229	$4,012	$6,065	$58,381	$0	$121,705

Current period gross charge-offs	$0	$150	$25	$0	$0	$212	$0	$0	$387

Purchased:
Pass	$5,186	$94	$1,581	$1,464	$2,244	$0	$0	$0	$10,569
Total purchased	$5,186	$94	$1,581	$1,464	$2,244	$0	$0	$0	$10,569

Commercial real estate:
Pass	$70,549	$83,453	$38,942	$43,405	$34,725	$85,688	$49,721	$0	$406,483
Special mention	0	373	1,471	0	0	0	0	0	1,844
Substandard/Doubtful	356	0	0	3,318	1,361	1,519	0	0	6,554
Total commercial real estate	$70,905	$83,826	$40,413	$46,723	$36,086	$87,207	$49,721	$0	$414,881

Municipal:
Pass	$29,055	$695	$3,263	$4,571	$527	$10,180	$6,176	$0	$54,467
Total municipal	$29,055	$695	$3,263	$4,571	$527	$10,180	$6,176	$0	$54,467

Residential real estate - 1st lien:
Pass	$30,378	$39,540	$41,214	$32,966	$10,018	$50,585	$1,440	$0	$206,141
Special mention	164	299	129	0	0	0	0	0	592
Substandard/Doubtful	0	0	0	1,831	36	225	0	0	2,092
Total residential real estate - 1st lien	$30,542	$39,839	$41,343	$34,797	$10,054	$50,810	$1,440	$0	$208,825

Current period gross charge-offs	$0	$0	$0	$0	$0	$2	$0	$0	$2

Residential real estate - Jr lien:
Pass	$2,239	$1,940	$350	$596	$489	$1,069	$23,298	$1,659	$31,640
Substandard/Doubtful	0	0	0	0	0	29	0	0	29
Total residential real estate - Jr lien	$2,239	$1,940	$350	$596	$489	$1,098	$23,298	$1,659	$31,669

Consumer
Pass	$1,685	$829	$405	$211	$97	$87	$0	$0	$3,314
Total consumer	$1,685	$829	$405	$211	$97	$87	$0	$0	$3,314

Current period gross charge-offs	$33	$32	$1	$0	$4	$61	$0	$0	$131

Total Loans	$155,798	$147,174	$101,236	$91,591	$53,509	$155,447	$139,016	$1,659	$845,430

Total current period gross charge-offs	$33	$182	$26	$0	$4	$275	$0	$0	$520
					Residential	Residential
	Commercial		Commercial		Real Estate	Real Estate
	& Industrial	Purchased	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$104,697,047	$7,530,458	$347,732,935	$34,633,055	$195,269,893	$33,538,767	$4,039,989	$727,442,144
Group B	6,296,411	0	2,754,649	0	0	0	0	9,051,060
Group C	1,958,415	0	6,405,402	0	3,473,482	218,105	0	12,055,404
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989	$748,548,608

Loans modified as TDRs
	Business
	Assets (1)	Real Estate	Total

Commercial	$1,298,717	$0	$1,298,717
Commercial real estate	0	1,263,495	1,263,495
Residential real estate - 1st lien	0	167,363	167,363
	$1,298,717	$1,430,858	$2,729,575